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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

November 12, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549


Re:  SECURITY INCOME FUND
     File Nos.:  2-38414 and 811-2120


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the prospectus and statement of additional information for the Emerging Markets Total Return, Global Asset Allocation and Global High Yield (formerly Global Aggressive Bond) Series of Security Income Fund do not differ from that contained in Post-Effective Amendment No. 59 to the Registration Statement. This Post-Effective Amendment was filed electronically on November 7, 1997.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3321.

Very truly yours,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
Security Income Fund